Financial risk management - Capital risk (Details) $ in Thousands, € in Millions, £ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Financial risk management
Cash and cash equivalents	$ 800,700	€ 222.3	£ 49.1	$ 1,334,676	$ 1,216,803	$ 372,162
Total capital	$ 4,316,500